Prepayment and Other Assets, Net - Schedule of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Credit Loss [Abstract]
Balance at beginning of the year	¥ (183)	$ (26)	¥ (223)
Reversal (provision)	(69)	(10)	40
Balance at the end of the year	¥ (252)	$ (36)	¥ (183)